Goodwill and Intangible Assets - Summary of Future Amortization of Intangible Assets (Detail) ₱ in Millions	12 Months Ended
Dec. 31, 2024 PHP (₱)
Disclosure Of Future Amortization Of Intangible Assets [Line Items]
Future amortization of intangible assets	₱ 1,260
2026 [Member]
Disclosure Of Future Amortization Of Intangible Assets [Line Items]
Future amortization of intangible assets	296
2027 [Member]
Disclosure Of Future Amortization Of Intangible Assets [Line Items]
Future amortization of intangible assets	294
2028 [Member]
Disclosure Of Future Amortization Of Intangible Assets [Line Items]
Future amortization of intangible assets	113
2029 [Member]
Disclosure Of Future Amortization Of Intangible Assets [Line Items]
Future amortization of intangible assets	107
2030 [Member]
Disclosure Of Future Amortization Of Intangible Assets [Line Items]
Future amortization of intangible assets	93
2031 and onwards [Member]
Disclosure Of Future Amortization Of Intangible Assets [Line Items]
Future amortization of intangible assets	₱ 357